Acquisition of SRM Entertainment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition of SRM Entertainment

Note 16 – Acquisition of SRM Entertainment

On November 30, 2020, Jupiter Wellness, Inc. (the “Company”), entered into and closed on a share exchange agreement (the “Exchange Agreement”) with SRM Entertainment, LTD, a Hong Kong Special Administrative Region of the People’s Republic of China limited company (“SRM”) and wholly owned subsidiary of Vinco Ventures, Inc., a Nevada corporation formerly known as Edison Nation, Inc. (“Vinco”), and the shareholders of SRM set forth in the Exchange Agreement (the “SRM Shareholders”), pursuant to which the Company acquired 100% of the shares of SRM’s common stock (the “SRM Common Stock”) from the SRM Shareholders in exchange for 200,000 shares of the Company’s common stock, valued at $1,040,000, subject to a leak out provision and escrow of 50,000 shares of the Company’s common stock. Upon closing, and pursuant to the Exchange Agreement, the Company delivered 150,000 shares of its common stock to SRM and placed 50,000 shares in escrow (“Escrow Shares”). Pursuant to the Exchange Agreement, the Company shall release the Escrow Shares upon SRM generating $200,000 in cash receipts and revenue prior to January 15, 2021. The SRM Shareholders shall forfeit their right to receive the Escrow Shares if SRM does not generate $200,000 in cash receipts and revenue prior to December 31, 2020. Pursuant to the Exchange Agreement, the Company assumed all of the financial obligations of SRM, as well as its employees and offices. As a result of the Exchange Agreement, SRM became a wholly-owned subsidiary of the Company.

Valuation and Purchase Price Allocation:

According to ASC 805, the standard of value to be used in the application of purchase accounting rules is fair value. The Company utilized fair value defined in Statement of Financial Accounting Standard No. 820–10–35–37 Fair Value Measurements and Disclosures. The determination of the fair value of the consideration and related allocation of the purchase price was determined by management of the Company.

The fair value of the consideration is as follows:

Shares of the Company’s common stock issued	200,000
Market value of Company’s common stock (11/30/20 Nasdaq closing price)	$5.20
Consideration paid	$1,040,000
Net tangible liabilities assumed	339,237
Total consideration	$1,379,237

The purchase price allocation is as follows:

Distribution Agreements	$437,300
Goodwill	941,937
Total purchase price allocation	$1,379,237

Note 15 – Acquisition of SRM Entertainment

On November 30, 2020, Jupiter Wellness, Inc. (the “Company”), entered into and closed on a share exchange agreement (the “Exchange Agreement”) with SRM Entertainment, LTD, a Hong Kong Special Administrative Region of the People’s Republic of China limited company (“SRM”) and wholly owned subsidiary of Vinco Ventures, Inc., a Nevada corporation formerly known as Edison Nation, Inc. (“Vinco”), and the shareholders of SRM set forth in the Exchange Agreement (the “SRM Shareholders”), pursuant to which the Company acquired 100% of the shares of SRM’s common stock (the “SRM Common Stock”) from the SRM Shareholders in exchange for 200,000 shares of the Company’s common stock, valued at $1,040,000, subject to a leak out provision and escrow of 50,000 shares of the Company’s common stock. Upon closing, and pursuant to the Exchange Agreement, the Company delivered 150,000 shares of its common stock to SRM and placed 50,000 shares in escrow (“Escrow Shares”). Pursuant to the Exchange Agreement, the Company shall release the Escrow Shares upon SRM generating $200,000 in cash receipts and revenue prior to January 15, 2021. The SRM Shareholders shall forfeit their right to receive the Escrow Shares if SRM does not generate $200,000 in cash receipts and revenue prior to December 31, 2020. Pursuant to the Exchange Agreement, the Company assumed all of the financial obligations of SRM, as well as its employees and offices. As a result of the Exchange Agreement, SRM became a wholly-owned subsidiary of the Company.

Valuation and Purchase Price Allocation:

According to ASC 805, the standard of value to be used in the application of purchase accounting rules is fair value. The Company utilized fair value defined in Statement of Financial Accounting Standard No. 820–10–35–37 Fair Value Measurements and Disclosures. The determination of the fair value of the consideration and related allocation of the purchase price was determined by management of the Company.

The fair value of the consideration is as follows:
Shares of the Company’s common stock issued	200,000
Market value of Company’s common stock (11/30/20 Nasdaq closing price)	$5.20
Consideration paid	$1,040,000
Net tangible liabilities assumed	339,237
Total consideration	$1,379,237

The purchase price allocation is as follows:

Distribution Agreements	$437,300
Goodwill	941,937
Total purchase price allocation	$1,379,237

Supplemental proforma financial information

The following shows the proforma results of operations as if the transaction had occurred effective January 1, 2019.

JUPITER WELLNESS, INC.

PROFORMA BALANCE SHEETS

	December 31, 2020
	Jupiter				Jupiter
	Wellness,				Wellness,
	Inc.	SRM			Inc.
	Consolidated	Entertainment,	Proforma		Proforma
	Balance	Ltd.	Adjustments	Notes	Balance
Cash	$4,262,168	—	$—		$4,262,168
Current Assets	726,096	—	—		726,096
Total current assets	4,988,264	—	—		4,988,264

Intangible assets	559,800	—	(145,766)	(a)	414,034
Goodwill	941,937	—	—		941,937
Other	35,592	—	—		35,592
Total assets	$6,525,593	$—	$(145,766)		$6,379,827

Liabilities	$1,440,552	$—	$—		$1,440,552
Note payable issued in acquisition	691,500	—	—		691,500
Total liabilities	2,132,052	—	—		2,132,052

Common stock	10,656	—	—		10,656
Additional paid-in capital	11,657,286	—	—		11,657,286

Accumulated deficits	(7,274,401)	—	(145,766)	(a)	(7,420,167)
Total Shareholders’ Equity	4,393,541	—			(4,247,775)

Total Liabilities and Shareholders’ Equity	$6,525,593	$—	$(145,766)		$6,379,827

Notes to Proforma Balance Sheets

(a) Amortization of intangible assets

JUPITER WELLNESS, INC.

PROFORMA STATEMENT OF OPERATIONS

	Year Ended December 31, 2020
	Jupiter				Jupiter
	Wellness,				Wellness,
	Inc.	SRM			Inc.
	Consolidated	Entertainment,	Proforma		Proforma
	Balance	Ltd.	Adjustments	Notes	Balance
Sales	$1,065,665	$—	$2,727,346	(a)	3,793,011
Cost of sales	624,570	—	2,133,135	(a)	2,757,705
Gross profit	441,095	—	594,211		1,035,306

Expenses	6,730,300	—	572,885	(b)(a)	7,303,185

Net Income (loss)	$(6,289,205)	—	$21,326	(a)(b)	(6,267,879)

(a)	SRM Entertainment income and cost for the period prior to closing date

(b)	Includes additional amortization of intangibles